Portfolio of Investments	June 30, 2026 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Common Stocks — 98.9%
Financials — 95.0%
10,769	Abony Acquisition Corp. I(a)	107,798
74,315	Acropolis Infrastructure Escrow(a)	—
10,769	Activate Energy Acquisition Corp.(a)	109,413
21,538	Apogee Acquisition Corp.(a)	220,334
10,769	Archimedes Tech SPAC Partners III Co.(a)	109,413
21,538	Art Technology Acquisition Corp.(a)	214,088
26,923	Art Technology Acquisition Corp.(a)	268,691
30,577	BERTO ACQUISITION Corp.(a)	320,752
37,692	Bleichroeder Acquisition Corp. II(a)	414,988
16,154	Cambridge Acquisition Corp.(a)	161,217
21,608	Cantor Equity Partners I, Inc., Class A(a)	190,799
32,308	Cantor Equity Partners VI, Inc., Class A(a)	335,034
20,000	Cantor Equity Partners VII, Inc., Class A(a)	201,800
37,692	Cohen Circle Acquisition Corp. II(a)	388,227
26,923	Collective Acquisition Corp. II(a)	270,576
20,000	CSLM Digital Asset Acquisition Corp. III, Ltd.(a)	202,800
10,769	Digital Asset Acquisition Corp.(a)	113,613
10,769	Drugs Made In America Acquisition II Corp.(a)	108,336
35,000	FG Imperii Acquisition Corp.(a)	347,550
21,538	Forefront Tech Holdings Acquisition Corp.(a)	216,457
25,000	FutureCorp Space Acquisition 1(a)	253,250
20,000	GigCapital9 Corp., Class A(a)	198,600
5,385	Hennessy Capital Investment Corp. VII(a)	57,943
10,769	ITHAX Acquisition Corp. III(a)	108,121
5,385	Leapfrog Acquisition Corp.(a)	54,335
21,538	M3-Brigade Acquisition V Corp., Class A(a)	233,257
16,154	Melar Acquisition Corp. I(a)	175,756
20,000	Miluna Acquisition Corp.(a)	202,000
10,769	Muzero Acquisition Corp.(a)	108,121
20,000	New Providence Acquisition Corp. III, Class A(a)	207,600
26,923	Praetorian Acquisition Corp.(a)	270,038
16,154	Proem Acquisition Corp. I(a)	162,832
5,385	Rithm Acquisition Corp., Class A(a)	56,327
26,923	RRE Ventures Acquisition Corp.(a)	269,768
5,385	Space Asset Acquisition Corp.(a)	56,866
20,000	SPACSphere Acquisition Corp., Class A(a)	199,600
26,923	Tribeca Strategic Acquisition Corp.(a)	267,884
28,462	Twelve Seas Investment Co. III, Class A(a)	284,335
24,231	West Enclave Merger Corp.(a)	244,248
10,000	Wilco 63 Corp.(a)	99,500
		7,812,267
Health Care — 0.0%(b)
172	DIH Holdings U.S., Inc.(a)	—
Information Technology — 1.3%
10,769	Social Commerce Partners Corp.(a)	110,382
Materials — 1.3%
10,769	M Evo Global Acquisition Corp. II(a)	108,767
Utilities — 1.3%
10,769	Legato Merger Corp. IV(a)	108,013
Total Common Stocks (Cost $8,105,860)		8,139,429

Portfolio of Investments (continued)	June 30, 2026 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)

Private Investments — 0.0%(b)
59,668	Clean Energy Special Situations Corp. - Founder Shares(a)(c)(d)	—
33,750	Silver Spike Sponsor II LLC(a)(c)(d)	34
Total Private Investments (Cost $153,894)		34

Warrants — 0.0%(b)
50,000	Aura FAT Projects Acquisition Corp., 06/02/2027(a)	—
19,889	Clean Energy Special Situations Corp. - Private Placement Units, 01/13/2049(a)(c)(d)	20
19,770	Newbury Street Acquisition Corp., 12/31/2027(a)	—
Total Warrants (Cost $45,666)		20

Total Investments — 98.9% (Cost $8,305,420)		8,139,483
Net other assets (liabilities) — 1.1%		93,321
Net Assets — 100.0%		8,232,804

The illiquid restricted securities held as of June 30, 2026 are identified below.

Security	Acquisition Date(e)	Acquisition Cost ($)		Shares or Units	Fair Value ($)	Percentage of Net Assets (%)
Clean Energy Special Situations Corp. - Founder Shares	8/12/2021	153,894		59,668	—	—
Clean Energy Special Situations Corp. - Private Placement Units	8/12/2021	45,000		19,889	20	0.0
Silver Spike Sponsor II LLC	4/22/2024(f)	—	(f)	33,750	34	0.0

Amounts shown as “—” are either $0 or round to less than $1

(a)	Non-income producing security
(b)	Represents less than 0.05%.
(c)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2026.
(d)	Security which is restricted to resale. The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2026 was $54 which represented less than 0.05% of the net assets of the Fund.
(e)	Acquisition date represents the initial purchase date of the security, if applicable.
(f)

Silver Spike Sponsor II LLC was removed from the portfolio when the SPAC liquidated and then added back onto accounting records on date above in anticipation of final distribution of Trust assets. Since the value of the distribution is unknown, this security is fair valued at $0.